Note 10 - Summary of Stock Options (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			87 Months Ended	1 Months Ended	12 Months Ended	99 Months Ended	12 Months Ended					15 Months Ended
	Sep. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Feb. 28, 2006	Dec. 30, 2012	Dec. 30, 2013	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Sep. 21, 2005	Jun. 30, 2014
Note 10 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)							568,227,020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 1.02		$ 1.02			$ 2.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				9 years 244 days			8 years 292 days
Conversion of Stock, Exchange Ratio	0.0080497
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				1,901,476
Allocated Share-based Compensation Expense		$ 113,346	$ 16,284	$ 143,643	$ 66,001
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		567,000		567,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		1,700,000		1,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)				0	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Dividends				0		0
Employee Stock Option [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Allocated Share-based Compensation Expense		113,345	16,284	143,643	66,001
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				3 years 94 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%		0.00%	0.00%	0.00%
Incentive Stock Options [Member] | Minimum [Member] | The 2006 Stock Option Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										100.00%
Non Qualified Stock Options [Member] | Minimum [Member] | The 2006 Stock Option Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										85.00%
Holdings Greater than 10% of Shares Outstanding [Member] | The 2006 Stock Option Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years
Holdings Greater than 10% of Shares Outstanding [Member] | The 2013 Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				5 years
Employees [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		1,901,476		1,901,476		11,788,890		38,996,262
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.32		$ 0.32		$ 0.00559					$ 0.03262
Allocated Share-based Compensation Expense						94,021					102,511	282,032
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						129,937						129,937
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 270 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value						322					2,322	322
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						139,914					54,199
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						0					0
Nonemployees [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						85,000					4,698,259
Allocated Share-based Compensation Expense						$ (6,593)					$ 6,686	$ 9,183
2005 Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)		22,095		22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		22,095		22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 12.83		$ 12.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				8 years 292 days
The 2006 Stock Option Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		324,820		324,820			45,146,118	44,788,104	44,788,104				2,960,486	2,763,486	2,178,029	986,000	913,500	51,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 1.55		$ 1.55			$ 0.01	0.01	0.01				$ 0.07	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				8 years 21 days			8 years 292 days	9 years 270 days					7 years 255 days	8 years 146 days	9 years	8 years 317 days	9 years 299 days	9 years 350 days
Conversion of Stock, Exchange Ratio				0.0080497
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum										10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent										110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)							11,873,890	43,694,521					345,000	771,412	1,892,029	72,500	867,000	51,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)								1,866,903					9,000	173,455	322,395
The 2013 Plan [Member]
Note 10 - Summary of Stock Options (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)		839,148		839,148
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)		1,947,619		1,947,619
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 0.80		$ 0.80
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		3,111,587		3,111,587																113,826